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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]:  Amendment Number:

This Amendment (Check only one.):        [  ] is a restatement.
                                         [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern                New York, New York          November 14, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $1,457,908 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                                  FORM 13F INFORMATION TABLE

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
COLUMN 1           COLUMN 2  COLUMN 3      COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7              COLUMN 8
--------           --------  --------      --------   ---------------------  --------     --------    ---------------------------
                   TITLE OF                 VALUE     SHRS OR    SH/   PUT/  INVESTMENT   OTHER              VOTING AUTHORITY
NAME OF ISSUER      CLASS     CUSIP       (x $1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS      SOLE      SHARED    NONE
--------------      -----     -----       ---------   -------    ---   ----  ----------   --------      ----      ------    ----
IRON MTN INC PA    COM       462846 10 6   319,814   12,797,675   SH          SOLE                    12,797,675
ENCANA CORP        COM       292505 10 4   296,521    9,851,204   SH          SOLE                     9,851,204
SHAW COMMUNI-
CATIONS INC        CL B      82028K 20 0   240,899   28,954,181   SH          SOLE                    28,954,181
COMCAST CORP       CL A SPL  200300 20 0   192,340    9,220,530   SH          SOLE                     9,220,530
LABORATORY CORP
AMER HLDGS         COM NEW   50540R 40 9   186,107    5,509,375   SH          SOLE                     5,509,375
CITIZENS COMMUNI-
CATIONS CO         COM       17453B 10 1   120,297   17,742,950   SH          SOLE                    17,742,950
YANKEE CANDLE INC  COM       984757 10 4    96,326    5,610,115   SH          SOLE                     5,610,115
NEWHALL LAND AND   DEPOSIT-
FARMING CO CAL     ARY REC   651426 10 8     5,604      227,800   SH          SOLE                       227,800
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